International Bancshares Corporation (Parent Company Only) Financial Information Statements of Cash Flows (Details) (USD $)	12 Months Ended			48 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Nov. 28, 2012
Operating activities:
Net income	$ 153,151,000	$ 126,351,000	$ 107,835,000
Adjustments to reconcile net income to net cash provided by operating activities:
Impairment charges on available for sale securities	817,000	1,374,000	1,039,000
Stock compensation expense	1,058,000	414,000	474,000
Increase (decrease) in other liabilities	(7,482,000)	(2,274,000)	7,106,000
Net cash provided by operating activities	193,037,000	209,126,000	160,013,000
Investing activities:
Principal collected on mortgage-backed securities	787,361,000	1,223,532,000	1,294,197,000
Net cash used in investing activities	(90,399,000)	(447,649,000)	(261,016,000)
Financing activities:
Redemption of preferred shares			(216,000,000)
Proceeds from stock transactions	555,000	265,000	51,000
Payments of cash dividends - common	(34,762,000)	(28,894,000)	(26,894,000)
Payments of cash dividends - preferred			(10,260,000)	(41,520,139)
Purchase of treasury stock	(18,923,000)		(1,716,000)
Net cash (used in) provided by financing activities	(122,277,000)	230,208,000	122,218,000
(Decrease) increase in cash and cash equivalents	(19,639,000)	(8,315,000)	21,215,000
Cash and cash equivalents at beginning of year	274,785,000	283,100,000	261,885,000
Cash and cash equivalents at end of year	255,146,000	274,785,000	283,100,000
Parent Company
Operating activities:
Net income	153,151,000	126,351,000	107,835,000
Adjustments to reconcile net income to net cash provided by operating activities:
Impairment charges on available for sale securities	254,000	754,000
Stock compensation expense	1,058,000	414,000	474,000
Increase (decrease) in other liabilities	416,000	(969,000)	6,711,000
Equity in (undistributed) distributed net income of subsidiaries	(79,695,000)	(93,089,000)	119,181,000
Net cash provided by operating activities	75,184,000	33,461,000	234,201,000
Investing activities:
Principal collected on mortgage-backed securities	1,301,000	1,207,000	1,985,000
Net decrease in notes receivable	109,000	96,000	86,000
(Increase) decrease in other assets and other investments	(7,008,000)	432,000	6,418,000
Net cash used in investing activities	(5,598,000)	1,735,000	8,489,000
Financing activities:
Repayment of trust preferred securities	(15,310,000)
Redemption of preferred shares			(216,000,000)
Proceeds from stock transactions	555,000	265,000	51,000
Payments of cash dividends - common	(34,762,000)	(28,894,000)	(26,894,000)
Payments of cash dividends - preferred			(10,260,000)
Purchase of treasury stock	(18,923,000)		(1,716,000)
Net cash (used in) provided by financing activities	(68,440,000)	(28,629,000)	(254,819,000)
(Decrease) increase in cash and cash equivalents	1,146,000	6,567,000	(12,129,000)
Cash and cash equivalents at beginning of year	8,106,000	1,539,000	13,668,000
Cash and cash equivalents at end of year	$ 9,252,000	$ 8,106,000	$ 1,539,000